Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2016
ACCOUNTS RECEIVABLE,NET [Abstract]
Accounts receivable, net

	December 31, 2016	December 31, 2015
Accounts receivable	$85,266	$83,091
Less: provision for doubtful receivables	(19,437)	(18,278
Accounts receivable, net	$65,829	$64,813

Allowance for doubtfull receivables

Allowance for doubtful receivables	Balance at Beginning of Period	Charges to Costs and Expenses	Amount Utilized	Balance at End of Period
Year ended December 31, 2014	$(26,457)	$(792)	$8,785	$(18,464)
Year ended December 31, 2015	$(18,464)	$(59)	$245	$(18,278)
Year ended December 31, 2016	$(18,278)	$(1,304)	$145	$(19,437)